BETTER 10K - ORGANIZATION AND NATURE OF THE BUSINESS (Tables)	9 Months Ended
Sep. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Error Corrections and Prior Period Adjustments
The corrections to our consolidated balance sheet as of December 31, 2021 were as follows:

	December 31, 2021
(Amounts in thousands)	As Previously Reported	Corrections	As Corrected
Assets
Mortgage loans held for sale, at fair value	$1,851,161	$3,274	$1,854,435
Other receivables, net	51,246	2,916	54,162
Prepaid expenses and other assets	110,075	(19,077)	90,998
Total Assets	$3,312,604	$(12,887)	$3,299,717

Liabilities, Convertible Preferred Stock, and Stockholders’ Equity (Deficit)

Liabilities
Accounts payable and accrued expenses	$148,767	$(15,511)	$133,256
Total Liabilities	2,638,788	(15,511)	2,623,277
Accumulated deficit	(295,237)	2,624	(292,613)
Total Stockholders’ Equity	237,536	2,624	240,160
Total Liabilities, Convertible Preferred Stock, and Stockholders’ Equity	$3,312,604	$(12,887)	$3,299,717
The reclassifications and corrections to our consolidated statement of operations and comprehensive loss for the year ended December 31, 2021 were as follows:

	Year Ended December 31, 2021
(Amounts in thousands, except per share amounts)	As Previously Reported	Reclassifications	Corrections	As Reclassified and Corrected
Revenues:
Mortgage platform revenue, net	$1,081,421	$—	$6,802	$1,088,223
Cash offer program revenue	—	39,361		39,361
Other platform revenue	133,749	(39,361)		94,388
Net interest income (expense)
Interest income	88,965	—	662	89,627
Net interest income	19,036	—	662	19,698
Total net revenues	1,234,206	—	7,464	1,241,670

Expenses:
Mortgage platform expenses	710,132	(11,636)	1,617	700,113
Cash offer program expenses	—	39,505		39,505
Other platform expenses	140,479	(40,404)		100,075
General and administrative expenses	232,669	(2,517)	1,068	231,220
Marketing and advertising expenses	249,275	(380)		248,895
Technology and product development expenses	143,951	(1,616)	2,155	144,490
Restructuring and impairment expenses	—	17,048		17,048
Total expenses	1,476,506	—	4,840	1,481,346

Loss from operations	(242,300)	—	2,624	(239,676)

Loss before income tax expense (benefit)	(306,135)	—	2,624	(303,511)
Net loss	$(303,752)	$—	$2,624	$(301,128)

Other comprehensive loss:
Comprehensive loss	$(303,717)	$—	$2,624	$(301,093)

Per share data:
Basic	$(3.49)	$—	$0.03	$(3.46)
Diluted	$(3.49)	$—	$0.03	$(3.46)